INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation [Line Items]
Federal tax benefit, at statutory rate	34.00%	34.00%
State taxes, net of federal benefit	5.45%	5.45%
Foreign taxes	25.61%	0.00%
Change in fair value of derivative liabilities	(204.92%)	(320.60%)
Share-based compensation	13.56%	34.57%
Other permanent differences and other	16.60%	24.01%
Research and experimental tax credits	(0.57%)	(1.88%)
Foreign tax credits	(25.61%)	0.00%
Change in federal tax rate due to Tax Cuts and Jobs Act	1612.67%	0.00%
Change in valuation allowance	(1451.18%)	224.45%
Effective Income Tax Rate Reconciliation, Percent	25.61%	0.00%